SHARE-BASED COMPENSATION - Summary of Estimated Fair Value of Stock Options Using the Valuation Model (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023
Service-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares	$ 2.41	$ 0.71
Weighted average expected term (years)	6 years 6 months	5 years 10 months 24 days	10 years
Weighted average expected volatility	91.70%	87.20%	59.20%
Risk-free interest rate	3.80%	4.40%	3.90%
Exercise Multiple			2.8
Dividend yield	0.00%	0.00%	0.00%
Market and Service-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares	$ 1.97
Weighted average expected term (years)	2 years 9 months 18 days
Weighted average expected volatility	82.50%
Risk-free interest rate	3.80%
Dividend yield	0.00%
Market-based Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares	$ 0.47
Weighted average expected term (years)	4 years 2 months 12 days
Weighted average expected volatility	85.00%
Risk-free interest rate	4.40%
Dividend yield	0.00%